GENERAL INFORMATION AND BASIS OF PREPARATION - Exchange Rates (Details)	6 Months Ended
	Jun. 27, 2025 IDR (Rp)	Jun. 28, 2024	Dec. 31, 2024
British pound
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	1.187	1.169
Closing foreign exchange rate	1.172		1.206
US dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.920	0.925
Closing foreign exchange rate	0.855		0.957
Norwegian krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.086	0.087
Closing foreign exchange rate	0.085		0.084
Swedish krona
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.090	0.088
Closing foreign exchange rate	0.090		0.087
Icelandic krona
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.007	0.007
Closing foreign exchange rate	0.007		0.007
Australian dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.582	0.609
Closing foreign exchange rate	0.558		0.597
Indonesian Rupiah
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.056	0.058
Closing foreign exchange rate	0.053		0.059
Foreign exchange rate, amount of currency obtained in exchange	Rp 1,000
New Zealand dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.532	0.563
Closing foreign exchange rate	0.517		0.541
Papua New Guinean kina
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.227	0.245
Closing foreign exchange rate	0.211		0.237
Philippine peso
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.016	0.016
Closing foreign exchange rate	0.015		0.017